Intangible assets, net	12 Months Ended
Dec. 31, 2019
ZHEJIANG TIANLAN
Intangible assets, net
	December 31,
	2019	2018
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	2,400	2,400
Others	165	575

	2,565	2,975

Less: Accumulated amortization	(1,638)	(1,896)

Net carrying amount	927	1,079

	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Amortization expense	152	152	152

At December 31, 2019, estimated future intangible asset amortization expense for the each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2020	152
2021	152
2022	152
2023	152
2024	152
Thereafter	167

Total	927